Income Taxes - Summary of Temporary Differences on Deferred Income Tax (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Advanced payments	$ (70,925)	$ (72,998)
Property, furniture, equipment, and leasehold improvements	(6,455,625)	(4,606,300)	$ (3,164,204)
Lease liabilities	8,165,490	6,244,222	5,245,442
Right-of-use assets	(7,028,346)	(5,520,596)	(4,696,459)
Deferred income tax asset	$ 484,325	$ 403,801	$ 299,060
Applicable income tax rate	30.00%	30.00%	30.00%
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Advanced payments	$ (86,528)	$ (56,059)	$ (47,638)
Property, furniture, equipment, and leasehold improvements	(95,785)	(23,667)	(43,510)
Lease liabilities	8,177,202	6,255,817	5,253,632
Right-of-use assets	(7,028,346)	(5,520,596)	(4,696,459)
Provisions and accrued expenses	770,420	754,026	598,685
Inventories	(122,547)	(63,517)	(67,842)
Deferred income tax asset	$ 1,614,416	$ 1,346,004	$ 996,868